Net income/(expense) from financial instruments designated at fair value - Net income/(expense) arising on HSBC Holdings' long-term debt issued and related derivatives (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [line items]
Gains (losses) on financial assets designated at fair value	$ 3,400	$ 1,527	$ 633
Gains (losses) on financial liabilities designated at fair value	298	(4,193)	899
Net income/(expense) from financial instruments designated at fair value	3,698	(2,666)	1,532
– changes in own credit spread on long-term debt
Disclosure of financial liabilities [line items]
Gains (losses) on financial liabilities designated at fair value	0	(1,792)	1,002
– derivatives managed in conjunction with HSBC’s issued debt securities
Disclosure of financial liabilities [line items]
Gains (losses) on financial liabilities designated at fair value	(273)	(1,367)	(1,997)
– other changes in fair value
Disclosure of financial liabilities [line items]
Gains (losses) on financial liabilities designated at fair value	945	(816)	1,858
HSBC Holdings
Disclosure of financial liabilities [line items]
Gains (losses) on financial assets designated at fair value	211	0	0
Gains (losses) on financial liabilities designated at fair value	103	(49)	276
Net income/(expense) from financial instruments designated at fair value	314	(49)	276
HSBC Holdings | – changes in own credit spread on long-term debt
Disclosure of financial liabilities [line items]
Gains (losses) on financial liabilities designated at fair value	0	0	348
HSBC Holdings | – derivatives managed in conjunction with HSBC’s issued debt securities
Disclosure of financial liabilities [line items]
Gains (losses) on financial liabilities designated at fair value	292	(642)	(927)
HSBC Holdings | – other changes in fair value
Disclosure of financial liabilities [line items]
Gains (losses) on financial liabilities designated at fair value	(189)	593	855
Other financial assets designated at fair value
Disclosure of financial liabilities [line items]
Gains (losses) on financial assets designated at fair value	198	90	89
Other financial assets designated at fair value | HSBC Holdings
Disclosure of financial liabilities [line items]
Gains (losses) on financial assets designated at fair value	161	0	0
Derivatives managed with other financial assets designated at fair value
Disclosure of financial liabilities [line items]
Gains (losses) on financial assets designated at fair value	(9)	(43)	13
Derivatives managed with other financial assets designated at fair value | HSBC Holdings
Disclosure of financial liabilities [line items]
Gains (losses) on financial assets designated at fair value	$ 50	$ 0	$ 0